Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities
Net Loss	$ (5,290)	$ (5,546)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	55	166
Stock-based compensation	1,320	588
Fair value adjustments to embedded derivative and SAFEs	0	0
Changes in operating assets and liabilities:
(Increase) Decrease in accounts receivable	161	(41)
(Increase) Decrease in other current assets	169	110
Increase (Decrease) in accounts payable	75	35
Increase (Decrease) in accrued expenses	(3)	21
Increase (Decrease) in deferred revenue	196	47
Increase (Decrease) in interest payable
Increase (Decrease) in other current liabilities
Net Cash Used in Operating Activities	(3,315)	(4,621)
Cash Flows from Investing Activities
Purchase of fixed assets	(21)	(19)
Acquisition of intangible assets	0	0
Net Cash Used in Investing Activities	(21)	(19)
Cash Flows from Financing Activities
Proceeds from notes and SAFEs	0	0
Form S-1 filing costs	(217)	0
Proceeds from issuance of Class A Common Stock	(44)	488
Net Cash Provided by Financing Activities	(261)	488
Net Change in Cash	(3,598)	(4,151)
Cash at Beginning of Period	4,042	9,414
Cash at End of Period	$ 444	$ 5,263